SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2023
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
Reportable segments in accordance with IFRS 8 consist of Pakistan, Ukraine, Kazakhstan, Uzbekistan and Bangladesh for 2023 (in 2022, Russia was also considered a reportable segment). Following the announcement to sell the Russian operations on November 24, 2022, the Russian operations have, in line with the IFRS 5 requirements, been classified as a discontinued operation and accounted for as an “Asset held for sale”. Following the exercise of the related put option on July 1, 2021, the Algerian operations were classified as a discontinued operation and accounted for as an “Asset held for sale”, in line with the IFRS 5 requirements, and the sale of our stake in the Algerian operations was completed on August 5, 2022.
We also present our results of operations for “Others” and “HQ and eliminations” separately, although these are not reportable segments. “Others” represents our operations in Kyrgyzstan and “HQ and eliminations” represents transactions related to management activities within the Group. See Note 4 Significant Transactions for details on the sale of our former Georgia operations.
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions are not material, and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2023	2022*	2023	2022*	2023	2022*	2023	2022*	2023	2022*

Pakistan	493	602	—	—	2	8	45	54	540	664
Ukraine	435	493	26	32	—	—	3	3	464	528
Kazakhstan	279	263	72	27	5	6	7	5	363	301
Uzbekistan	129	108	—	—	—	—	—	—	129	108
Bangladesh	278	288	—	—	—	—	4	5	282	293
Others	26	39	—	—	—	—	—	—	26	39
HQ and eliminations	(3)	(4)	(1)	(4)	—	—	—	—	(4)	(8)

Total segments	1,637	1,789	97	55	7	14	59	67	1,800	1,925
*Prior year comparatives for the six-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2023	2022*	2023	2022*

Pakistan	250	310	50	141
Ukraine	274	326	56	58
Kazakhstan	196	154	42	34
Uzbekistan	56	72	36	40
Bangladesh	105	111	67	105
Others	10	16	4	7
HQ and eliminations	(91)	(78)	3	(3)

Total segments	800	911	258	382
*Prior year comparatives for the six-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).
For the three-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2023	2022*	2023	2022*	2023	2022*	2023	2022*	2023	2022*

Pakistan	247	296	—	—	—	3	23	26	270	325
Ukraine	221	236	13	15	—	—	2	1	236	252
Kazakhstan	145	139	36	15	3	2	4	3	188	159
Uzbekistan	66	55	—	—	—	—	—	—	66	55
Bangladesh	142	146	—	—	—	—	2	2	144	148
Others	13	19	—	—	—	—	—	—	13	19
HQ and eliminations	(1)	(2)	—	—	—	1	—	—	(1)	(1)

Total segments	833	889	49	30	3	6	31	32	916	957
*Prior year comparatives for the three-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2023	2022*	2023	2022*

Pakistan	128	152	35	57
Ukraine	139	155	36	36
Kazakhstan	104	88	26	16
Uzbekistan	28	45	28	36
Bangladesh	55	56	36	54
Others	5	9	3	4
HQ and eliminations	(44)	(41)	5	(3)

Total segments	415	464	169	200

*Prior year comparatives for the three-month period ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).
The following table provides the reconciliation of Profit / (loss) before tax from continuing operations to Total Adjusted EBITDA for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2023	2022*	2023	2022*
Profit / (loss) before tax from continuing operations	224	325	188	114
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	261	286	133	145
Amortization	104	104	51	50
Impairment loss / (reversal)	(11)	34	(7)	13
(Gain) / loss on disposal of non-current assets	(1)	1	(1)	1
(Gain) / loss on disposal of subsidiaries	—	31	(3)	30
Finance costs	280	294	140	142
Finance income	(33)	(10)	(17)	(5)
Other non-operating (gain) / loss	(14)	(2)	(12)	9
Net foreign exchange (gain) / loss	(10)	(152)	(57)	(35)

Total Adjusted EBITDA	800	911	415	464
*Prior year comparatives for the six and three-months periods ended June 30, 2022 are adjusted following the classification of Russia as a discontinued operation (see Note 5).